Apr. 09, 2018

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco MSCI Emerging Markets Equal Country Weight ETF (the “Fund”)

The following information replaces in its entirety the information appearing under the section entitled “Fund Fees and Expenses” in the Summary Prospectus and Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.05%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers(3)	0.05%
Total Annual Fund Operating Expenses After Fee Waivers(3)	0.70%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund, after applying any applicable fee waivers, and does not include indirect expenses such as Acquired Fund Fees and Expenses. Therefore, any fee waivers that reduce or eliminate Acquired Fund Fees and Expenses in the fee table will have the effect of reducing the “Total expenses” of the Fund that are reflected in the financial highlights. Acquired Fund Fees and Expenses for the Fund are estimated for the first fiscal year.
(3)	Invesco Capital Management LLC (the “Adviser”) has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the Fund’s operating expenses (including Acquired Fund Fees and Expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets per year through at least April 6, 2020. Neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

The following information replaces in its entirety the information appearing under the section entitled “Example” in the Summary Prospectus and Prospectus:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers for the contractual period above and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$72	$229	$407	$921